Tax Payable - Schedule of Taxes Payable (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Taxes Payable [Abstract]
VAT and other taxes payable	¥ 14,250,827	$ 2,027,491	¥ 11,466,502
Income tax payable	167,287	23,800	231,807
Total taxes payable	¥ 14,418,114	$ 2,051,291	¥ 11,698,309